CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jul. 31, 2019	Apr. 30, 2019	Jan. 31, 2018
CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY
Issuance costs	$ 200	$ 400	$ 1,907